Segment Reporting	9 Months Ended
Sep. 30, 2020
Segment Reporting
Segment Reporting
20.	SEGMENT REPORTING

	MEXICO		CORPORATE		TOTAL
	September 30	December 31	September 30	December 31	September 30	December 31
	2020	2019	2020	2019	2020	2019
	$	$	$	$	$	$
Property, plant and equipment, right of use asset	22,019	23,391	995	1,427	23,014	24,818
Capital expenditures	(5,917)	(5,719)	(102)	(1,068)	(6,019)	(6,787)
Mineral rights	805	1,003	19,603	1,673	20,408	2,676
Total assets	59,542	47,981	13,301	7,169	72,843	55,150
Total liabilities	11,031	11,541	9,260	1,417	20,291	12,958

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2020	2019	2020	2019
	$	$	$	$
MEXICO
Revenues	9,667	5,943	17,173	20,055
Cost of sales	(7,144)	(6,930)	(17,198)	(20,917)
Exploration	(432)	(858)	(850)	(2,829)
Other income (expenses)	(725)	(189)	(2,872)	(395)
Finance expense	969	(169)	(80)	(205)
Income tax recovery (expense)	115	421	(694)	(672)
Net income (loss)	2,449	(1,782)	(4,522)	(4,963)

CORPORATE
Corporate administrative expenses	(1,502)	(1,151)	(5,009)	(3,540)
Exploration	(1,569)	-	(1,781)	-
Other income (expenses)	(18)	(11)	1,438	(44)
Finance expense	(1,261)	98	(1,749)	(254)
Income tax recovery (expense)	1,661	(56)	1,613	(93)
Net loss	(2,689)	(1,120)	(5,488)	(3,931)

Net Loss	(240)	(2,902)	(10,010)	(8,894)